Note to consolidated statements of cash flows - Cash generated from (used in) operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Note to consolidated statements of cash flows
Profit (loss) before income tax	¥ (611,269)	¥ 1,254,658	¥ (4,662,680)
Adjusted for:
Share-based compensation	1,963,506	2,252,738	2,589,593
Depreciation and amortization	2,861,699	3,165,067	4,825,207
Allowances for credit losses	6,055,583	3,347,767	2,090,866
Interest income and investment loss (income), net	(2,467,821)	(1,335,124)	(2,395,464)
Share of loss (profit) of equity method investees	(273,915)	(243,435)	(563,698)
Fair value changes of preferred shares and other financial instruments issued by subsidiaries	(189,824)	924,403	4,870,388
Gain or loss on disposal or deemed disposal of subsidiaries	2,052	(8,087)	(2,839,384)
Loss (income) on disposal of property and equipment and other assets	(489,293)	(512,336)	(273,975)
Impairment of property and equipment and other assets	20,067	24,577	165,159
Foreign exchange loss (gain)	(646,851)	1,129,759	(271,411)
Accretion of discount on borrowings and others	(346,913)	156,332	168,099
Increase in restricted cash	(1,047,496)	(586,237)	(338,421)
Increase in accounts receivable, net	(1,747,972)	(764,920)	(1,480,559)
Increase in prepayments, receivables and other current assets	(5,963,770)	(3,500,847)	(5,205,501)
Decrease (increase) in other noncurrent assets	(281,694)	(1,015,696)	(32,436)
Increase (decrease) in accounts and notes payable	765,864	(101,375)	1,844,844
Increase (decrease) in accrued expenses and other current liabilities	10,969,410	875,316	3,571,776
Increase (decrease) in other noncurrent liabilities	(62,893)	(84,746)	140,176
Cash generated from (used in) operations	¥ 8,508,470	¥ 4,977,814	¥ 2,202,579